Borrowings and Derivative Liabilities - Schedule of Short and Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Schedule of Short and Long-term Debt [Abstract]
2026	$ 21,500	$ 35,284
2027		4,056
2028		2,156
2029	143,266	141,894
Total	$ 164,766	$ 184,468